COMBINED AND CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares IPO CNY (¥) shares		Ordinary shares CNY (¥) shares		Parent Company's investment CNY (¥)	Additional Paid-in capital IPO CNY (¥)	Additional Paid-in capital CNY (¥)	Accumulated (deficit)/Retained earnings Adjustment CNY (¥)	Accumulated (deficit)/Retained earnings CNY (¥)	Other Comprehensive Income (loss) CNY (¥)	Non-controlling Interests CNY (¥)	IPO CNY (¥)	Adjustment CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2017					¥ 590,000				¥ 144,149					¥ 734,149
Parent company's capital contribution					210,000									210,000
Share-based compensation							¥ 607,381							607,381
Reorganization effect					¥ (800,000)		800,000
Issuance of ordinary shares	¥ 0	[1]	¥ 14	[1]		¥ 297,860			(14)			¥ 297,860
Issuance of ordinary shares (in shares) | shares	6,200,000		198,347,168
Deemed dividend to shareholders upon issuance of Series A and A+ preferred share (note 9)							(1,330,024)		(1,767,709)					(3,097,733)
Conversion of convertible redeemable preferred shares to ordinary shares upon IPO	¥ 6	[1]				¥ 4,491,539						¥ 4,491,545
Conversion of convertible redeemable preferred shares to ordinary shares upon IPO (in shares) | shares	83,105,539
Other comprehensive income										¥ 3,683				3,683
Net income (loss)									1,193,311					1,193,311
Balance at Dec. 31, 2018			¥ 20	[1]			4,866,756		(430,263)	3,683				4,440,196
Balance (in shares) at Dec. 31, 2018 | shares			287,652,707
Share-based compensation							250,428							250,428
Issuance of ordinary shares (in shares) | shares			5,768,093
Other comprehensive income										21,223				21,223
Contribution by non-controlling interests											¥ 1,579			1,579
Net income (loss)									2,501,595		(291)			2,501,304
Balance at Dec. 31, 2019			¥ 20	[1]			5,117,184		2,071,332	24,906	1,288			¥ 7,214,730
Balance (in shares) at Dec. 31, 2019 | shares			293,420,800											302,707,339	302,707,339
Share-based compensation							301,161							¥ 301,161
Issuance of ordinary shares			¥ 1	[1]										1
Issuance of ordinary shares (in shares) | shares			11,032,980
Other comprehensive income										(99,297)				(99,297)	$ (15,218)
Contribution by non-controlling interests											129			129
Net income (loss)									3,496,606		(897)			3,495,709	535,741
Acquisition of non-controlling interests							(939)				(8)			(947)
Balance at Dec. 31, 2020			¥ 21	[1]			¥ 5,417,406	¥ (1,430,396)	¥ 4,137,542	¥ (74,391)	¥ 512		¥ (1,430,396)	¥ 9,481,090	$ 1,453,040
Balance (in shares) at Dec. 31, 2020 | shares			304,453,780											309,833,035	309,833,035

[1]	The amount less than RMB 1 is rounded to zero.